Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Core ETF
September 30, 2025
LGE-NPRT1-1125
1.9910055.102
Common Stocks - 98.7%
	Shares	Value ($)
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	31,112	1,227,368
UNITED STATES - 98.7%
Communication Services - 11.7%
Diversified Telecommunication Services - 0.4%
AT&T Inc	244,083	6,892,904
Verizon Communications Inc	330,933	14,544,505
		21,437,409
Entertainment - 2.7%
Electronic Arts Inc	82,516	16,643,477
Netflix Inc (b)	60,237	72,219,345
ROBLOX Corp Class A (b)	80,091	11,094,205
Walt Disney Co/The	394,382	45,156,739
		145,113,766
Interactive Media & Services - 7.9%
Alphabet Inc Class A	542,801	131,954,923
Alphabet Inc Class C	501,521	122,145,440
Meta Platforms Inc Class A	236,910	173,981,965
		428,082,328
Media - 0.7%
Comcast Corp Class A	1,153,638	36,247,306
TOTAL COMMUNICATION SERVICES		630,880,809

Consumer Discretionary - 12.4%
Automobile Components - 0.1%
BorgWarner Inc	136,316	5,992,451
Automobiles - 3.5%
Ford Motor Co	2,383,885	28,511,265
General Motors Co	541,247	32,999,830
Tesla Inc (b)	281,156	125,035,696
		186,546,791
Broadline Retail - 4.0%
Amazon.com Inc (b)	971,325	213,273,830
Diversified Consumer Services - 0.0%
ADT Inc	502,452	4,376,357
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (b)	256,163	31,103,311
Booking Holdings Inc	7,895	42,627,237
DoorDash Inc Class A (b)	27,954	7,603,208
DraftKings Inc Class A (b)	74,544	2,787,946
Expedia Group Inc Class A	23,911	5,110,976
Global Business Travel Group I Class A (b)(c)	337,237	2,724,875
Las Vegas Sands Corp	19,877	1,069,184
McDonald's Corp	21,310	6,475,896
Wendy's Co/The	173,489	1,589,159
		101,091,792
Household Durables - 0.4%
Garmin Ltd	82,162	20,229,928
Specialty Retail - 2.4%
Abercrombie & Fitch Co Class A (b)	97,612	8,350,707
Bath & Body Works Inc	63,444	1,634,317
Gap Inc/The (c)	572,275	12,240,962
Home Depot Inc/The	162,248	65,741,267
TJX Cos Inc/The	295,030	42,643,636
Ulta Beauty Inc (b)	422	230,729
		130,841,618
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp Class A	12,060	3,781,534
Tapestry Inc	13,137	1,487,371
		5,268,905
TOTAL CONSUMER DISCRETIONARY		667,621,672

Consumer Staples - 3.1%
Beverages - 0.3%
Keurig Dr Pepper Inc	194,994	4,974,297
PepsiCo Inc	95,632	13,430,558
		18,404,855
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp	18,246	16,889,045
Target Corp	4,901	439,620
Walmart Inc	473,003	48,747,689
		66,076,354
Food Products - 0.2%
Cal-Maine Foods Inc (c)	98,067	9,228,105
Tyson Foods Inc Class A	37	2,009
		9,230,114
Household Products - 0.6%
Colgate-Palmolive Co	49,092	3,924,414
Procter & Gamble Co/The	183,986	28,269,449
		32,193,863
Tobacco - 0.8%
Altria Group Inc	158,532	10,472,624
Philip Morris International Inc	196,578	31,884,952
		42,357,576
TOTAL CONSUMER STAPLES		168,262,762

Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Cheniere Energy Inc	83,297	19,573,129
Chevron Corp	29,612	4,598,446
ConocoPhillips	57,959	5,482,342
EOG Resources Inc	235,759	26,433,299
Expand Energy Corp	88,366	9,388,004
Exxon Mobil Corp	163,062	18,385,241
Marathon Petroleum Corp	173,067	33,356,934
Williams Cos Inc/The	389,610	24,681,794
		141,899,189
Financials - 14.6%
Banks - 3.5%
Bank of America Corp	729,385	37,628,972
JPMorgan Chase & Co	317,400	100,117,482
PNC Financial Services Group Inc/The	108,291	21,758,911
US Bancorp	568,218	27,461,976
		186,967,341
Capital Markets - 2.8%
Bank of New York Mellon Corp/The	120,280	13,105,709
Charles Schwab Corp/The	382,612	36,527,968
Goldman Sachs Group Inc/The	48,547	38,660,403
Morgan Stanley	168,787	26,830,382
Morningstar Inc	10,556	2,449,097
S&P Global Inc	42,296	20,585,886
SEI Investments Co	120,688	10,240,377
T Rowe Price Group Inc	24,147	2,478,448
		150,878,270
Consumer Finance - 0.8%
Capital One Financial Corp	111,074	23,612,111
FirstCash Holdings Inc	4,601	728,890
Synchrony Financial	301,976	21,455,395
		45,796,396
Financial Services - 5.2%
Berkshire Hathaway Inc Class B (b)	225,346	113,290,449
Fiserv Inc (b)	251,584	32,436,725
Global Payments Inc	50,050	4,158,154
Mastercard Inc Class A	123,929	70,492,054
PayPal Holdings Inc (b)	286,363	19,203,503
Remitly Global Inc (b)	129,831	2,116,245
Visa Inc Class A	107,022	36,535,170
		278,232,300
Insurance - 2.3%
AFLAC Inc	92,965	10,384,191
Allstate Corp/The	143,599	30,823,525
Marsh & McLennan Cos Inc	90,609	18,260,432
Progressive Corp/The	163,480	40,371,386
Prudential Financial Inc	55,284	5,735,162
Travelers Companies Inc/The	63,899	17,841,879
		123,416,575
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp	397,339	4,525,691
TOTAL FINANCIALS		789,816,573

Health Care - 7.8%
Biotechnology - 2.8%
AbbVie Inc	296,529	68,658,325
Biogen Inc (b)	69,389	9,720,011
Exelixis Inc (b)	191,335	7,902,136
Gilead Sciences Inc	344,966	38,291,226
Incyte Corp (b)	232,030	19,678,464
PTC Therapeutics Inc (b)	55,451	3,403,028
Regeneron Pharmaceuticals Inc	5,080	2,856,331
		150,509,521
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp (b)	311,179	30,380,406
Medtronic PLC	140	13,333
		30,393,739
Health Care Providers & Services - 1.1%
Cardinal Health Inc	43,127	6,769,214
Cigna Group/The	22,253	6,414,427
CVS Health Corp	69,691	5,254,004
Elevance Health Inc	56,660	18,307,979
Humana Inc	38,334	9,973,357
Option Care Health Inc (b)	295,896	8,214,073
Tenet Healthcare Corp (b)	8,303	1,685,841
UnitedHealth Group Inc	6,915	2,387,750
		59,006,645
Health Care Technology - 0.3%
Veeva Systems Inc Class A (b)	59,118	17,611,843
Life Sciences Tools & Services - 0.1%
Illumina Inc (b)	86,081	8,175,113
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co	791,885	35,714,014
Eli Lilly & Co	43,022	32,825,786
Johnson & Johnson	74,351	13,786,162
Merck & Co Inc	571,530	47,968,513
Pfizer Inc	739,836	18,851,021
Viatris Inc	707,062	6,999,914
		156,145,410
TOTAL HEALTH CARE		421,842,271

Industrials - 9.0%
Aerospace & Defense - 2.4%
Axon Enterprise Inc (b)	15,687	11,257,619
Boeing Co (b)	30,278	6,534,901
Curtiss-Wright Corp	2,430	1,319,344
GE Aerospace	192,544	57,921,086
General Dynamics Corp	85,911	29,295,651
HEICO Corp	3,545	1,144,396
Lockheed Martin Corp	16,952	8,462,608
Northrop Grumman Corp	21,202	12,918,803
Textron Inc	25,906	2,188,798
		131,043,206
Air Freight & Logistics - 0.0%
FedEx Corp	6,587	1,553,280
Building Products - 0.8%
A O Smith Corp	53,264	3,910,110
Armstrong World Industries Inc	10,931	2,142,585
Johnson Controls International plc	36,699	4,035,055
Resideo Technologies Inc (b)	25,103	1,083,948
Trane Technologies PLC	71,316	30,092,500
		41,264,198
Commercial Services & Supplies - 0.8%
Cintas Corp	162,272	33,307,951
Republic Services Inc	38,007	8,721,846
Veralto Corp	6,083	648,509
Waste Management Inc	1	221
		42,678,527
Construction & Engineering - 0.4%
Comfort Systems USA Inc	6,818	5,626,077
EMCOR Group Inc	8,380	5,443,145
Valmont Industries Inc	21,500	8,336,195
		19,405,417
Electrical Equipment - 0.5%
AMETEK Inc	27,528	5,175,264
Eaton Corp PLC	52,907	19,800,445
Sensata Technologies Holding PLC	109,714	3,351,762
		28,327,471
Ground Transportation - 2.1%
CSX Corp	870,881	30,924,984
Lyft Inc Class A (b)	1,274,153	28,044,108
Norfolk Southern Corp	3,046	915,049
Uber Technologies Inc (b)	244,338	23,937,794
Union Pacific Corp	114,058	26,959,889
		110,781,824
Industrial Conglomerates - 0.7%
Honeywell International Inc	186,081	39,170,051
Machinery - 0.0%
Allison Transmission Holdings Inc	7,891	669,788
Flowserve Corp	9,542	507,062
		1,176,850
Passenger Airlines - 0.1%
SkyWest Inc (b)	42,105	4,236,605
Professional Services - 0.5%
Leidos Holdings Inc	136,332	25,761,295
Verisk Analytics Inc	9,814	2,468,319
		28,229,614
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc	60,827	13,660,528
Rush Enterprises Inc Class A	58,414	3,123,396
WW Grainger Inc	19,734	18,805,713
		35,589,637
TOTAL INDUSTRIALS		483,456,680

Information Technology - 33.7%
Communications Equipment - 1.0%
Cisco Systems Inc	477,013	32,637,229
Motorola Solutions Inc	50,448	23,069,366
		55,706,595
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp Class A	18,491	2,288,261
Itron Inc (b)	97,385	12,130,276
Zebra Technologies Corp Class A (b)	76,461	22,721,151
		37,139,688
IT Services - 0.0%
Gartner Inc (b)	27	7,097
Okta Inc Class A (b)	23,233	2,130,467
		2,137,564
Semiconductors & Semiconductor Equipment - 13.7%
Advanced Micro Devices Inc (b)	70,307	11,374,970
Analog Devices Inc	63,285	15,549,125
Applied Materials Inc	7,629	1,561,961
Broadcom Inc	525,018	173,208,688
Cirrus Logic Inc (b)	112,695	14,119,557
Credo Technology Group Holding Ltd (b)	10	1,456
Intel Corp (b)	160,711	5,391,854
Lam Research Corp	27,684	3,706,888
Micron Technology Inc	88,841	14,864,876
NVIDIA Corp	2,431,606	453,689,047
QUALCOMM Inc	274,893	45,731,199
		739,199,621
Software - 10.8%
ACI Worldwide Inc (b)	14	739
Adobe Inc (b)	115,255	40,656,201
Alarm.com Holdings Inc (b)	200,103	10,621,467
Atlassian Corp Class A (b)	19,620	3,133,314
Autodesk Inc (b)	61,755	19,617,711
Docusign Inc (b)	47,444	3,420,238
Intuit Inc	5	3,415
Microsoft Corp	640,658	331,828,811
Oracle Corp	61,016	17,160,140
Palantir Technologies Inc Class A (b)	238,846	43,570,287
Salesforce Inc	201,132	47,668,284
Servicenow Inc (b)	1	920
Tenable Holdings Inc (b)	158,065	4,609,175
Teradata Corp (b)	371,539	7,991,804
Workday Inc Class A (b)	103,859	25,001,977
Zoom Communications Inc Class A (b)	340,737	28,110,803
		583,395,286
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc	1,503,304	382,786,298
NetApp Inc	46,571	5,516,801
Western Digital Corp	119,573	14,355,934
		402,659,033
TOTAL INFORMATION TECHNOLOGY		1,820,237,787

Materials - 1.9%
Chemicals - 1.2%
Axalta Coating Systems Ltd (b)	10	286
Balchem Corp	14,317	2,148,409
CF Industries Holdings Inc	7	628
Corteva Inc	375,808	25,415,895
Ecolab Inc	123,965	33,949,055
Linde PLC	1,734	823,650
		62,337,923
Construction Materials - 0.5%
CRH PLC	235,074	28,185,373
Metals & Mining - 0.2%
Commercial Metals Co	204,860	11,734,380
TOTAL MATERIALS		102,257,676

Real Estate - 1.0%
Health Care REITs - 0.7%
Welltower Inc	210,192	37,443,603
Real Estate Management & Development - 0.0%
Compass Inc Class A (b)	175,805	1,411,714
Specialized REITs - 0.3%
Equinix Inc	5,905	4,625,032
VICI Properties Inc	305,143	9,950,713
		14,575,745
TOTAL REAL ESTATE		53,431,062

Utilities - 0.9%
Electric Utilities - 0.8%
Edison International	14,072	777,900
NextEra Energy Inc	315,005	23,779,728
NRG Energy Inc	85,072	13,777,410
		38,335,038
Multi-Utilities - 0.1%
Sempra	87,612	7,883,328
TOTAL UTILITIES		46,218,366

TOTAL UNITED STATES		5,325,924,847
TOTAL COMMON STOCKS (Cost $4,205,699,151)		5,327,152,215

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025	4.27 to 4.28	870,000	868,530
US Treasury Bills 0% 10/23/2025	4.29 to 4.30	960,000	957,637
US Treasury Bills 0% 10/30/2025	4.28	320,000	318,955
US Treasury Bills 0% 11/13/2025	4.16	110,000	109,472
US Treasury Bills 0% 11/20/2025	4.14 to 4.16	570,000	566,857
US Treasury Bills 0% 11/28/2025 (e)	4.12	6,120,000	6,080,566
US Treasury Bills 0% 11/6/2025	4.18 to 4.19	160,000	159,356
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,060,253)			9,061,373

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.21	56,322,229	56,333,493
Fidelity Securities Lending Cash Central Fund (f)(g)	4.19	4,628,437	4,628,900
TOTAL MONEY MARKET FUNDS (Cost $60,962,393)			60,962,393

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,275,721,797)	5,397,175,981
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,227,499)
NET ASSETS - 100.0%	5,394,948,482

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	165	12/19/2025	55,594,688	747,297	747,297

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,522,158.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $215,695.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,238,336	152,156,390	136,061,252	542,094	19	-	56,333,493	56,322,229	0.1%
Fidelity Securities Lending Cash Central Fund	827,375	63,192,728	59,391,203	1,528	-	-	4,628,900	4,628,437	0.0%
Total	41,065,711	215,349,118	195,452,455	543,622	19	-	60,962,393

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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